Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2021	2022
At cost:
Buildings	91,390	96,819
Leasehold improvement	40,802	38,194
Furniture and office equipment	16,452	17,945
Electronic equipment	27,932	25,458
Vehicles	2,205	3,937
Construction in progress	3,211	-
	181,992	182,353
Less: accumulated depreciation	(48,118)	(54,190)
Property and equipment, net	133,874	128,163

Schedule of depreciation of property and equipment
	Years Ended December 31,
	2020	2021	2022
Cost of revenues	7,936	9,600	8,072
General and administrative expenses	3,393	4,050	3,996
Total	11,329	13,650	12,068